BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
BENEFIT PLANS
12.	BENEFIT PLANS
The Company has a defined benefit pension plan (the “Plan”) for its employees. The Projected Unit Credit Actuarial Cost Method is used to determine the normal cost of the Plan and estimated pension benefit obligation. During 2002, the Plan was amended to curtail accrual of future benefits under the Plan. The pension plan assets are managed to maximize total return over the long term while providing sufficient liquidity and current return to satisfy the cash flow requirements of the plan. The plan’s day-to-day
investment decisions are managed by our outside investment manager; however, overall investment strategies are discussed with our employee benefits committee. Our investment strategy is to weight our portfolio towards large-cap,
high-quality, dividend-growing equities that we have historically favored. As our plan matures and interest rates normalize, we expect a greater allocation to fixed-income securities to better align asset and liability market risks. Our fixed-maturity bond portfolio is investment grade. The plan does not engage in derivative transactions.
On January 28, 2022, the Company approved the termination of our defined benefit pension plan, effective March 31, 2022. The distribution of the Plan assets pursuant to the termination will not be made until the plan termination satisfies all regulatory requirements, which is expected to be completed by the fourth quarter of 2022. Plan participants will receive their full accrued benefits from plan assets by electing either lump sum distributions or annuity contracts with a qualifying third-party annuity provider. The resulting settlement effect of the Plan termination will be determined based on prevailing market conditions, the lump sum offer participation rate of eligible participants, the actual lump sum distributions, and annuity purchase rates at the date of distribution. As a result, we are currently unable to reasonably estimate either the timing or the final amount of such settlement charges. Based on the valuation performed as of December 31, 2021, the Plan has an underfunded status of $862.

The following table shows the changes in the benefit obligation and plan assets and the plan’s funded status.

	December 31,
	2021	2020
Change in Projected Benefit Obligation:
Benefit obligation, January 1	$6,551	$5,993
Service cost	143	159
Interest cost	152	190
Benefits paid	(349)	(339)
Expenses paid	(135)	(142)
Actuarial (gain) loss	(258)	690

Benefit obligation, December 31	$6,104	$6,551

Change in Plan Assets:
Fair value of plan assets, January 1	$4,756	$4,089
Actual return on plan assets	499	559
Employer contributions	471	589
Benefits paid from plan assets	(349)	(339)
Expenses paid	(135)	(142)

Fair value of plan net assets, December 31	$5,242	$4,756

Underfunded status at end of period	$(862)	$(1,795)

Amounts recognized in the consolidated balance sheet:
Current liabilities	$—	$—
Non-current liabilities	(862)	(1,795)

Net amount recorded	$(862)	$(1,795)

The accumulated benefit obligation for the Plan was $6,104 and $6,551 at December 31, 2021 and 2020. The Company made contributions of $471, $589 and $285 in 2021, 2020 and 2019, respectively. There were no participant contributions in 2021, 2020 or 2019.
Unrecognized actuarial losses are recognized as a component of accumulated other comprehensive income. The following table shows the balances reflected in accumulated other comprehensive income on a pre-tax
basis for the periods presented:

	December 31,
	2021	2020
Amounts recognized in accumulated other comprehensive loss (pre-tax):
Net actuarial loss	$283	$822
The
pre-tax
amounts recognized in other comprehensive income were as follows:

	For the years ended
	December 31, 2021	December 31, 2020
Actuarial (gain) loss arising during measurement period	$(513)	$386
Amortization of actuarial loss	(25)	—

Total recognized in other comprehensive (income) loss	$(538)	$386

The following summarizes the components of net periodic benefit cost for the defined benefit pension plan:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Components of expense:
Service cost	$143	$159	$142
Interest cost	152	190	231
Expected return on plan assets	(240)	(255)	(232)
Amortization of net loss	25	—	—

Net periodic benefit cost	$80	$94	$141

Weighted-average assumptions used to determine net cost:

	December 31,
	2021	2020
Discount rate	2.38%	3.25%
Expected return on plan assets	6.35%	6.35%
The Company uses a measurement date of December 31 for its defined benefit pension plan.
Weighted-average assumptions used to determine the benefit obligation:

	December 31,
	2021	2020
Discount rate	2.78%	2.38%
In order to develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. The fair value of the Plan assets at December 31, 2021 and 2020, by asset category, are as follows:

	For the years ended
	December 31, 2021	December 31, 2020
Common stock	$789	$1,562
Mutual funds	2,171	2,202
Corporate / government bonds	2,354	982
Cash and cash equivalents	20	10

Total	$5,334	$4,756

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis as well as the general classification of such assets pursuant to the valuation hierarchy.
Common Stock
: The fair value of common stock investments is determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).
Mutual Funds
: The fair value of mutual fund investments is determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).
Corporate/government bonds
: The fair value of corporate/government bonds is based upon recent bid prices or the average of the recent bid and ask prices when available (Level 2 inputs) and if not available, they are valued through matrix pricing models developed by sources considered by management to be reliable. Matrix pricing, which is a mathematical technique commonly used to price debt securities that are not actively traded, values debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The fair value of Holley’s pension plan assets at December 31, 2021 and 2020, by asset category using the Fair Value measurement hierarchy is shown in the table below. See Note 1, “Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies,” for more details about fair value measurements.

	December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Common stock	$789	$789	$—	$—
Mutual funds	2,171	2,171	—	—
Corporate / government bonds	2,354	—	2,354	—
Cash and cash equivalents	20	—	20	—

Total	$5,334	$2,960	$2,374	$—

	December 31, 2020
	Fair Value	Level 1	Level 2	Level 3
Common stock	$1,562	$1,562	$—	$—
Mutual funds	2,202	2,022	—	—
Corporate / government bonds	982	—	982	—
Cash and cash equivalents	10	—	10	—

Total	$4,756	$3,584	$992	$—

Plan contributions are made and the actuarial present value of accumulated Plan benefits are reported based on certain assumptions pertaining to interest rates, inflation rates and employee demographics, all of which are subject to change. Due to uncertainties inherent in the estimation and assumption process, it is at least reasonably possible that changes in these estimates and assumptions in the near term would be material to the consolidated financial statements.
The Company generally funds accrued pension cost based on minimum Employee Retirement Income Security Act funding requirements.
Benefit payments are anticipated to be as follows:

2022	$372
2023	374
2024	371
2025	371
2026	371
2027 - 2031	1,850
401(k) Plan
The Company has 401(k) savings plan for salaried and
non-salaried
employees. Participation in the plan is optional. The Company matches employee contributions up to 3.5% each pay period. The Company made matching contributions of $2,579, $1,997, and $1,141 for the years ended December 31, 2021, 2020, and 2019, respectively. The Company had accrued $725 for Company match as of December 31, 2021, which is expected to be paid by the second quarter of 2022.